TAX REFINANCING PROGRAM (Tables)	12 Months Ended
Dec. 31, 2019
Tax Debt Refinancing Program [Abstract]
Summary of Outstanding Balance of Tax Debt Refinancing Program
The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2019	2018
Law 11941/09 and Law 12865/2013 tax financing program	417,076	496,240
PRT (MP 766/2017) (i)		54,528
PERT (Law 13496/2017) (ii)	427	2,438
Total	417,503	553,206
Current	86,721	142,036
Non-current	330,782	411,170

Schedule of Components of Tax Debt Refinancing Program
The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2019				2018
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	2,718		151,072	153,790	199,595
Income tax	1,317		36,678	37,995	44,967
Tax on revenue (PIS)	36,785		35,242	72,027	79,885
Social security (INSS – SAT)	650	371	2,018	3,039	4,774
Social contribution	580	22	10,713	11,315	12,503
Tax on banking transactions (CPMF)	18,950	2,137	29,486	50,573	50,132
PRT – Other debts—RFB					54,528
PERT – Other debts—RFB	240		187	427	2,438
Other	12,137	4,314	71,886	88,337	104,384
Total	73,377	6,844	337,282	417,503	553,206

Schedule of Future Payment of Tax Financing Program	The payment schedule is as follows:

2020	86,718
2021	86,292
2022	86,292
2023	86,292
2024	71,909
Total	417,503